Income tax - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [line Items]
Tax losses carried forward	€ 23,063	€ 24,562
WEH [Member]
Statement [line Items]
Deferred tax of changes in rates	(368)
IHAG [Member]
Statement [line Items]
Deferred tax of changes in rates	324
Unused tax losses [member]
Statement [line Items]
Tax losses carried forward	29,462	25,240
Tax losses available indefinitely for offsetting against future taxable profits	34,379	19,590
Unused Tax Losses Expired In Two Years [Member]
Statement [line Items]
Tax losses carried forward	1,876
Unused Tax Losses Expired In Three Years [Member]
Statement [line Items]
Tax losses carried forward	3,004	1,196
Unused Tax Losses Expired In Four Years [Member]
Statement [line Items]
Tax losses carried forward	4,804
Unused Tax Losses Expired In Five Years [Member]
Statement [line Items]
Tax losses carried forward	8,528	2,158
Unused Tax Losses Expired In Nine Years [Member]
Statement [line Items]
Tax losses carried forward		190
Unused Tax Losses No Expiration [Member]
Statement [line Items]
Tax losses carried forward	14,344	15,893
Unused Tax Losses Expired In One Year [Member]
Statement [line Items]
Tax losses carried forward		€ 153
Unused Tax Losses Expired In Seven Years [Member]
Statement [line Items]
Tax losses carried forward	1,522
Unused Tax Losses Expired In Six Years [Member]
Statement [line Items]
Tax losses carried forward	€ 301
Foreign Subsidiaries [Member]
Statement [line Items]
Tax rate	25.00%	38.00%
SWITZERLAND
Statement [line Items]
Tax rate	14.35%	14.60%